Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes	$ 60,472	$ 39,991
Tax rate	23.00%	26.50%
Expected expense	$ 13,909	$ 10,598
Decrease related to:
Impact of enacted future statutory income tax rates	(211)	(5,797)
Rate differential on equity earnings in affiliates and joint ventures	(1,606)	(859)
Other	(828)	(1,097)
Deferred income tax expense	11,264	2,845
Current income tax expense	0	13
Total income tax expense	$ 11,264	$ 2,858